Investment in Associate - Schedule of Investment in Associate (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Investment in Associate [Abstract]
Investments in associates	$ 344,953	$ 343,239